The Advisors' Inner Circle Fund III

                               [GRAPHIC OMITTED]

                        NORTHPOINTE LARGE CAP VALUE FUND

                     Institutional Shares -- Ticker: NPILX
                        Investor Shares -- Ticker: NPLVX

                       SUMMARY PROSPECTUS | MARCH 1, 2017





--------------------------------------------------------------------------------
Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at https:// northpointecapital.com/funds/. You can also get this information at no cost by calling 1-877-457-NPF3 (1-877-457-6733), by sending an e-mail request to northpointefunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated March 1, 2017, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the NorthPointe Large Cap Value Fund (the "Fund") is to seek long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares or Investor Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   INSTITUTIONAL
                                                                   AND INVESTOR
                                                                      SHARES
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed                     2.00%
or exchanged, if redeemed or exchanged within 90 days of purchase)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                     INSTITUTIONAL SHARES        INVESTOR SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                 0.35%                  0.35%
--------------------------------------------------------------------------------
Other Expenses                                     0.83%                  1.23%
                                                  ------                 ------
--------------------------------------------------------------------------------
     Shareholder Servicing Fees        None                     0.14%
--------------------------------------------------------------------------------
     Other Operating Expenses          0.83%                    1.09%
--------------------------------------------------------------------------------
Total Annual Fund Operating                        1.18%                  1.58%
Expenses
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense                 (0.38)%               (0.53)%
Reimbursements(2)                                  ------                 ------
--------------------------------------------------------------------------------
Total Annual Fund Operating                        0.80%                 1.05%
Expenses after Fee Reductions and/or
Expense Reimbursements
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) NorthPointe Capital, LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.80% of the Fund's Institutional Shares' average daily net assets and 1.05% of the Fund's Investor Shares' average daily net assets until February 28, 2018. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below 0.80% for the Institutional Shares and 1.05% for the Investor Shares, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 0.80% for the Institutional Shares and 1.05% for the Investor Shares to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2018.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Institutional Shares           $82        $337         $612         $1,398
--------------------------------------------------------------------------------
Investor Shares               $107        $447         $810         $1,833
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large-cap companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers large-cap companies to be those companies whose market capitalization is within the range of the companies included in the Russell 1000([R]) Value Index (the "Index") as of the time of investment. As of the June 24, 2016 Index reconstitution, the market capitalizations of companies included in the Index ranged from $279 million to $496 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. and foreign companies. The Fund may also invest in foreign companies indirectly through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). In addition, the Fund may invest in both U.S. and foreign real estate investment trusts ("REITs").

In selecting investments for the Fund, NorthPointe Capital, LLC (the "Adviser") utilizes a value style of investing and selects stocks of companies that it believes have good earnings growth potential and are undervalued in the market.

The Adviser considers selling a security if: there are more attractive securities available; the business environment is changing; the security reaches the Adviser's price target or to control the overall risk of the Fund.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains liabilities than a fund with a buy and hold strategy. Higher transaction costs may negatively impact Fund performance.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, GDRs and EDRs (collectively, "Depositary Receipts"), which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. The Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Institutional Shares' performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.northpointefunds.com or by calling the Fund at 1-877-457-NPF3 (1-877-457-6733).

                  [BAR CHART OMITTED - PLOT POINTS AS FOLLOWS]

                          2015                (1.76)%
                          2016                11.67%

                      BEST QUARTER          WORST QUARTER
                          6.00%                (8.96)%
                      (12/31/2015)          (09/30/2015)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Shares only. After-tax returns for Investor Shares will vary.

                                                                 SINCE INCEPTION
NORTHPOINTE LARGE CAP VALUE FUND                     1 YEAR         (03/25/14)
--------------------------------------------------------------------------------
Fund Returns Before Taxes
--------------------------------------------------------------------------------
   Institutional Shares                              11.67%           7.44%
--------------------------------------------------------------------------------
   Investor Shares                                   11.51%           7.28%
--------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions
--------------------------------------------------------------------------------
   Institutional Shares                              11.13%           7.00%
--------------------------------------------------------------------------------
Fund Returns After Taxes on Distributions and
Sale of Fund Shares
--------------------------------------------------------------------------------
   Institutional Shares                               6.61%           5.56%
--------------------------------------------------------------------------------
Russell 1000(R) Value Index (reflects no
deduction for fees, expenses or taxes)               17.34%           8.46%
--------------------------------------------------------------------------------

INVESTMENT ADVISER

NorthPointe Capital, LLC

PORTFOLIO MANAGER

Peter J. Cahill, CFA, Chief Investment Officer, founding partner and portfolio manager, has managed the Fund since its inception in 2014.

PURCHASE AND SALE OF FUND SHARES

To purchase shares of the Fund for the first time, you must invest at least $100,000 for Institutional Shares and $1,000 for Investor Shares ($500 for individual retirement accounts ("IRAs")). Your subsequent investments in the Fund must be made in amounts of at least $10,000 for Institutional Shares and $500 for Investor Shares ($250 for IRAs).

Systematic planned contributions are required to be at least $50. The Fund reserves the right to waive the minimum investment amounts in its sole discretion.

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply.

If you own your shares directly, you may redeem your shares on any day the New York Stock Exchange (the "NYSE") is open for business (a "Business Day") via Automated Clearing House ("ACH") (subject to certain account minimums) or by contacting the Fund directly by mail at: NorthPointe Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: NorthPointe Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or telephone at 1-877-457-NPF3 (1-877-457-6733).

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or IRA, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                                                                 NPC-SM-002-0400